Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 20.09%
FHLMC	2.00%	12-1-2051	$2,348,676	$1,885,276
FHLMC	2.50	12-1-2051	2,817,323	2,349,247
FHLMC	2.50	1-1-2052	3,456,813	2,892,137
FHLMC	3.00	7-1-2046	581,394	512,032
FHLMC	3.00	11-1-2049	1,241,643	1,079,950
FHLMC	3.00	12-1-2049	1,203,530	1,046,417
FHLMC	3.50	4-1-2043	343,778	316,996
FHLMC	3.50	5-1-2044	216,689	199,807
FHLMC	3.50	6-1-2046	145,911	132,986
FHLMC	3.50	2-1-2047	835,551	761,493
FHLMC	3.50	4-1-2047	167,711	152,866
FHLMC	3.50	12-1-2047	639,874	584,090
FHLMC	3.50	3-1-2048	675,490	614,670
FHLMC	3.50	8-1-2049	170,987	155,145
FHLMC	4.00	4-1-2044	248,820	236,671
FHLMC	4.00	8-1-2044	140,028	133,192
FHLMC	4.00	6-1-2048	721,758	681,135
FHLMC	4.50	8-1-2048	1,017,595	982,868
FHLMC	4.50	11-1-2048	2,423,432	2,341,800
FHLMC Structured Pass-Through Certificates Series T-20 Class A6±±	7.99	9-25-2029	3,941	3,835
FHLMC Structured Pass-Through Certificates Series T-58 Class 4A	7.50	9-25-2043	467,915	472,282
FNMA	1.47	11-1-2029	2,020,000	1,653,062
FNMA	2.00	12-1-2051	2,053,709	1,655,721
FNMA	2.27	4-1-2029	710,000	621,570
FNMA	2.50	8-1-2031	126,879	116,789
FNMA	2.50	2-1-2035	1,229,558	1,111,328
FNMA	2.50	12-1-2051	2,324,254	1,937,550
FNMA	2.50	1-1-2052	12,713,689	10,633,070
FNMA	3.00	12-1-2032	18,142	16,922
FNMA	3.00	7-1-2046	201,249	176,805
FNMA	3.00	4-1-2047	840,416	736,621
FNMA	3.00	12-1-2049	1,019,606	886,684
FNMA	3.07	2-1-2026	343,479	327,551
FNMA±±	3.28	11-1-2026	1,089,774	1,042,133
FNMA±±	3.33	12-1-2027	768,309	727,478
FNMA	3.35	1-1-2028	259,717	244,803
FNMA	3.50	10-1-2032	247,040	230,604
FNMA	3.50	11-1-2042	237,586	218,810
FNMA	3.50	2-1-2043	51,940	47,834
FNMA	3.50	11-1-2045	541,748	493,688
FNMA	3.50	4-1-2046	65,853	59,971
FNMA	3.50	7-1-2046	175,947	160,140
FNMA	3.50	11-1-2046	243,032	221,147
FNMA	3.50	8-1-2047	1,185,276	1,078,644
FNMA	3.50	6-1-2052	5,718,443	5,170,043
FNMA	4.00	11-1-2040	101,211	94,691
FNMA	4.00	4-1-2041	142,272	133,109
FNMA	4.00	8-1-2046	160,651	152,684
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.00%	3-1-2049	$410,777	$384,419
FNMA	4.00	8-1-2051	5,972,647	5,557,107
FNMA	4.00	7-1-2052	1,360,649	1,259,941
FNMA	4.00	7-1-2056	268,138	248,320
FNMA	4.50	8-1-2048	669,692	645,767
FNMA	4.50	1-1-2051	6,554,402	6,329,786
FNMA	4.50	10-1-2052	539,961	515,004
FNMA	4.50	11-1-2052	2,326,884	2,218,927
FNMA	4.50	6-1-2056	674,352	647,061
FNMA	5.00	9-1-2033	49,966	49,932
FNMA	5.00	8-1-2052	831,133	811,984
FNMA	5.00	10-1-2052	2,035,595	1,985,425
FNMA	5.50	2-1-2036	20,158	19,793
FNMA	5.50	10-1-2052	944,281	941,752
FNMA Series 2002-90 Class A2	6.50	11-25-2042	218,492	223,244
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	69,663	71,599
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	643,229	644,780
FNMA Series 2003-W4 Class 3A±±	5.00	10-25-2042	110,199	110,121
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	236,246	235,229
FNMA Series 2004-T3 Class 1A1	6.00	2-25-2044	390,074	385,876
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	59,522	61,553
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	404,151	401,166
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	73,786	74,960
GNMA	6.50	10-15-2023	95	96
GNMA	6.50	11-15-2023	32	33
GNMA	6.50	12-15-2023	109	110
GNMA	6.50	1-15-2024	90	91
GNMA	7.00	8-15-2027	13,266	13,379
Total agency securities (Cost $79,748,435)				71,321,802
Asset-backed securities: 8.41%
ECMC Group Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.46%)144A±	6.74	7-26-2066	239,142	238,995
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.20	9-25-2068	1,689,779	1,650,636
Fifth Third Auto Trust Series 2023-1 Class A3	5.53	8-15-2028	575,000	576,542
Ford Credit Auto Owner Trust Series 2021-1 Class A144A	1.37	10-17-2033	1,225,000	1,101,736
Ford Credit Auto Owner Trust Series 2023-2 Class A144A	5.28	2-15-2036	1,150,000	1,154,307
Louisiana Local Government Environmental Facilities & CDA Series 2022-ELL Class A3	4.28	2-1-2036	1,365,000	1,295,718
Mississippi Higher Education Assistance Corp. Series 2014-1 Class A1 (30 Day Average U.S. SOFR+0.79%)±	6.08	10-25-2035	182,470	180,034
PFS Financing Corp. Series 2023-C Class A144A	5.52	10-16-2028	1,090,000	1,088,948
PHEAA Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.55	9-25-2065	494,067	493,130
Rhode Island Student Loan Authority Series 2012-1 Class A1 (30 Day Average U.S. SOFR+1.01%)±	6.33	7-1-2031	976,881	976,988
SBA Small Business Investment Cos. Series 2014-10A Class 1	3.19	3-10-2024	57,121	56,353
See accompanying notes to portfolio of investments
2 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SBA Small Business Investment Cos. Series 2014-10B Class 1	3.02%	9-10-2024	$28,002	$27,274
SBA Small Business Investment Cos. Series 2015-10B Class 1	2.83	9-10-2025	60,050	57,227
SBA Small Business Investment Cos. Series 2017-10A Class 1	2.85	3-10-2027	131,109	122,613
SBA Small Business Investment Cos. Series 2018-10B Class 1	3.55	9-10-2028	1,977,107	1,838,777
SBA Small Business Investment Cos. Series 2021-10A Class 1	1.67	3-10-2031	572,939	492,902
SBA Small Business Investment Cos. Series 2021-10B Class 1	1.30	9-10-2031	1,662,124	1,367,277
SBA Small Business Investment Cos. Series 2022-10A Class 1	2.94	3-10-2032	3,473,490	3,094,955
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR+0.67%)144A±	6.22	12-17-2068	1,004,853	996,283
South Carolina Student Loan Corp. Series 2014-1 Class B (30 Day Average U.S. SOFR+1.61%)±	6.93	8-1-2035	500,000	491,673
U.S. Small Business Administration Series 2006-20B Class 1	5.35	2-1-2026	37,255	36,449
U.S. Small Business Administration Series 2006-20H Class 1	5.70	8-1-2026	22,944	22,618
U.S. Small Business Administration Series 2007-20J Class 1	5.57	10-1-2027	88,483	86,857
U.S. Small Business Administration Series 2013-20A Class 1	2.13	1-1-2033	116,460	104,198
U.S. Small Business Administration Series 2013-20J Class 1	3.37	10-1-2033	113,416	106,123
U.S. Small Business Administration Series 2014-20A Class 1	3.46	1-1-2034	120,222	112,917
U.S. Small Business Administration Series 2015-20C Class 1	2.72	3-1-2035	161,183	147,118
U.S. Small Business Administration Series 2015-20E Class 1	2.77	5-1-2035	255,448	234,428
U.S. Small Business Administration Series 2015-20F Class 1	2.98	6-1-2035	176,368	161,009
U.S. Small Business Administration Series 2017-20F Class 1	2.81	6-1-2037	142,288	128,039
U.S. Small Business Administration Series 2018-20E Class 1	3.50	5-1-2038	1,297,259	1,194,438
U.S. Small Business Administration Series 2018-20G Class 1	3.54	7-1-2038	1,596,208	1,468,174
U.S. Small Business Administration Series 2018-20H Class 1	3.58	8-1-2038	2,145,628	1,973,988
U.S. Small Business Administration Series 2018-20K Class 1	3.87	11-1-2038	1,428,584	1,331,392
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	1,848,774	1,718,438
U.S. Small Business Administration Series 2022-25L Class 1	4.71	12-1-2047	1,444,636	1,417,059
U.S. Small Business Administration Series 2023-25A Class 1	4.91	1-1-2048	889,462	879,869
U.S. Small Business Administration Series 2023-25D Class 1	4.48	4-1-2048	1,480,000	1,428,910
Total asset-backed securities (Cost $31,793,433)				29,854,392
Corporate bonds and notes: 38.79%
Basic materials: 1.74%
Chemicals: 1.35%
Albemarle Corp.	5.05	6-1-2032	190,000	178,852
Ashland LLC144A	3.38	9-1-2031	875,000	699,563
Celanese U.S. Holdings LLC	6.17	7-15-2027	840,000	840,450
FMC Corp.	3.20	10-1-2026	1,120,000	1,037,257
HB Fuller Co.	4.25	10-15-2028	375,000	334,665
Ingevity Corp.144A	3.88	11-1-2028	200,000	169,938
PPG Industries, Inc.	2.55	6-15-2030	770,000	651,625
RPM International, Inc.	4.55	3-1-2029	420,000	393,858
Sherwin-Williams Co.	2.95	8-15-2029	450,000	396,429
Sherwin-Williams Co.	3.30	2-1-2025	100,000	96,660
				4,799,297
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining: 0.39%
Freeport-McMoRan, Inc.	4.13%	3-1-2028	$840,000	$779,136
Newmont Corp.	2.60	7-15-2032	725,000	583,691
				1,362,827
Communications: 2.14%
Advertising: 0.14%
Lamar Media Corp.	4.88	1-15-2029	550,000	511,500
Internet: 0.08%
VeriSign, Inc.	4.75	7-15-2027	300,000	292,552
Media: 0.59%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	381,000	320,496
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	925,000	869,583
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	340,000	299,371
Comcast Corp.	1.95	1-15-2031	550,000	444,709
Comcast Corp.	4.80	5-15-2033	170,000	166,197
				2,100,356
Telecommunications: 1.33%
AT&T, Inc.	2.25	2-1-2032	460,000	358,894
AT&T, Inc.	2.75	6-1-2031	535,000	441,987
AT&T, Inc.	4.75	5-15-2046	1,280,000	1,068,590
T-Mobile USA, Inc.	2.40	3-15-2029	150,000	128,942
T-Mobile USA, Inc.	3.38	4-15-2029	875,000	784,316
Verizon Communications, Inc.	2.10	3-22-2028	500,000	436,946
Verizon Communications, Inc.	2.36	3-15-2032	470,000	371,741
Verizon Communications, Inc.	4.81	3-15-2039	1,228,000	1,115,354
				4,706,770
Consumer, cyclical: 2.89%
Apparel: 0.53%
Hanesbrands, Inc.144A	4.88	5-15-2026	1,250,000	1,168,499
William Carter Co.144A	5.63	3-15-2027	185,000	179,346
Wolverine World Wide, Inc.144A	4.00	8-15-2029	700,000	524,307
				1,872,152
Auto manufacturers: 1.50%
Allison Transmission, Inc.144A	4.75	10-1-2027	1,075,000	1,009,257
BMW U.S. Capital LLC144A	5.05	8-11-2028	430,000	427,060
Daimler Truck Finance North America LLC144A	2.00	12-14-2026	270,000	242,718
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	450,000	388,855
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	240,000	239,417
Ford Motor Credit Co. LLC	4.95	5-28-2027	1,200,000	1,126,022
General Motors Co.	5.60	10-15-2032	500,000	481,262
General Motors Financial Co., Inc.	2.40	10-15-2028	380,000	321,618
General Motors Financial Co., Inc.	4.30	4-6-2029	180,000	164,533
Mercedes-Benz Finance North America LLC144A	5.10	8-3-2028	290,000	289,010
See accompanying notes to portfolio of investments
4 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers (continued)
Volkswagen Group of America Finance LLC144A	2.85%	9-26-2024	$300,000	$290,664
Volkswagen Group of America Finance LLC144A	4.60	6-8-2029	370,000	354,023
				5,334,439
Entertainment: 0.22%
Warnermedia Holdings, Inc.	4.28	3-15-2032	900,000	794,196
Housewares: 0.24%
Scotts Miracle-Gro Co.	4.50	10-15-2029	120,000	100,358
Scotts Miracle-Gro Co.	5.25	12-15-2026	800,000	757,744
				858,102
Retail: 0.40%
7-Eleven, Inc.144A	0.95	2-10-2026	220,000	197,548
Foot Locker, Inc.144A	4.00	10-1-2029	400,000	301,068
Lowe’s Cos., Inc.	1.70	9-15-2028	420,000	357,498
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	152,315
Lowe’s Cos., Inc.	5.00	4-15-2033	280,000	273,568
Starbucks Corp.	2.25	3-12-2030	140,000	117,947
				1,399,944
Consumer, non-cyclical: 6.76%
Agriculture: 0.16%
Darling Ingredients, Inc.144A	5.25	4-15-2027	600,000	583,395
Commercial services: 2.87%
Duke University	3.20	10-1-2038	1,000,000	807,667
Equifax, Inc.	2.35	9-15-2031	180,000	141,070
Equifax, Inc.	5.10	12-15-2027	140,000	138,152
Gartner, Inc.144A	4.50	7-1-2028	390,000	363,689
Johns Hopkins University Series A	2.81	1-1-2060	180,000	112,610
Massachusetts Institute of Technology	3.96	7-1-2038	500,000	449,412
Massachusetts Institute of Technology	4.68	7-1-2114	120,000	108,110
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	643,845
Northwestern University	3.69	12-1-2038	1,915,000	1,668,914
President & Fellows of Harvard College	3.62	10-1-2037	275,000	235,327
President & Fellows of Harvard College	4.88	10-15-2040	183,000	178,312
President & Fellows of Harvard College	5.63	10-1-2038	525,000	555,924
RELX Capital, Inc.	3.00	5-22-2030	70,000	61,491
RELX Capital, Inc.	4.00	3-18-2029	240,000	227,958
Service Corp. International	4.63	12-15-2027	450,000	423,000
Service Corp. International	7.50	4-1-2027	345,000	353,538
Trustees of Princeton University	5.70	3-1-2039	1,640,000	1,764,163
University of Notre Dame du Lac Series 2010	4.90	3-1-2041	400,000	380,679
University of Southern California	3.03	10-1-2039	1,250,000	997,400
Washington University	4.35	4-15-2122	700,000	567,979
				10,179,240
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.21%
Ingredion, Inc.	2.90%	6-1-2030	$880,000	$753,964
Healthcare-products: 1.08%
Baxter International, Inc.	1.92	2-1-2027	260,000	231,330
Baxter International, Inc.	2.27	12-1-2028	1,130,000	969,500
GE HealthCare Technologies, Inc.	5.86	3-15-2030	380,000	386,216
GE HealthCare Technologies, Inc.	5.91	11-22-2032	240,000	246,127
Hologic, Inc.144A	3.25	2-15-2029	505,000	438,635
Hologic, Inc.144A	4.63	2-1-2028	575,000	537,945
Revvity, Inc.	1.90	9-15-2028	490,000	415,345
Teleflex, Inc.144A	4.25	6-1-2028	500,000	459,310
Teleflex, Inc.	4.63	11-15-2027	150,000	141,453
				3,825,861
Healthcare-services: 1.40%
Ascension Health Series B	3.11	11-15-2039	250,000	189,677
BayCare Health System, Inc. Series 2020	3.83	11-15-2050	145,000	112,807
Charles River Laboratories International, Inc.144A	4.25	5-1-2028	745,000	683,873
Cleveland Clinic Foundation	4.86	1-1-2114	347,000	303,896
Inova Health System Foundation	4.07	5-15-2052	250,000	207,945
IQVIA, Inc.144A	5.00	10-15-2026	445,000	429,837
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	310,000	220,271
Mayo Clinic Series 2021	3.20	11-15-2061	500,000	332,751
Memorial Sloan-Kettering Cancer Center Series 2015	4.20	7-1-2055	185,000	152,441
Nationwide Children’s Hospital, Inc.	4.56	11-1-2052	145,000	132,394
Northwestern Memorial Healthcare Obligated Group Series 2021	2.63	7-15-2051	355,000	225,677
NYU Langone Hospitals Series 2020	3.38	7-1-2055	550,000	373,004
OhioHealth Corp.	2.83	11-15-2041	250,000	177,724
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	550,000	501,573
Presbyterian Healthcare Services	4.88	8-1-2052	600,000	569,159
Providence St. Joseph Health Obligated Group	5.40	10-1-2033	365,000	360,062
				4,973,091
Household products/wares: 0.12%
Central Garden & Pet Co.	5.13	2-1-2028	460,000	430,519
Pharmaceuticals: 0.92%
AbbVie, Inc.	4.55	3-15-2035	1,200,000	1,135,069
Bayer U.S. Finance II LLC144A	4.38	12-15-2028	1,170,000	1,111,491
Bayer U.S. Finance LLC144A	3.38	10-8-2024	240,000	233,510
Becton Dickinson & Co.	4.30	8-22-2032	260,000	243,078
CVS Health Corp.	1.75	8-21-2030	200,000	158,572
CVS Health Corp.	4.30	3-25-2028	285,000	273,731
CVS Health Corp.	5.05	3-25-2048	130,000	114,024
				3,269,475
Energy: 4.80%
Oil & gas: 1.56%
Antero Resources Corp.144A	5.38	3-1-2030	565,000	528,260
See accompanying notes to portfolio of investments
6 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas (continued)
Apache Corp.	4.25%	1-15-2030	$100,000	$91,141
Apache Corp.	4.38	10-15-2028	100,000	92,166
BP Capital Markets America, Inc.	2.72	1-12-2032	540,000	451,969
BP Capital Markets America, Inc.	4.89	9-11-2033	140,000	136,201
Coterra Energy, Inc.	3.90	5-15-2027	500,000	475,377
HF Sinclair Corp.	4.50	10-1-2030	910,000	816,177
Marathon Petroleum Corp.	5.13	12-15-2026	800,000	796,421
Ovintiv, Inc.	6.25	7-15-2033	775,000	773,637
Permian Resources Operating LLC144A	5.88	7-1-2029	400,000	385,778
Range Resources Corp.144A	4.75	2-15-2030	575,000	519,208
Southwestern Energy Co.	5.38	3-15-2030	320,000	299,579
Sunoco LP/Sunoco Finance Corp.	4.50	4-30-2030	200,000	178,318
				5,544,232
Oil & gas services: 0.20%
Halliburton Co.	2.92	3-1-2030	820,000	715,036
Pipelines: 3.04%
Boardwalk Pipelines LP	3.60	9-1-2032	625,000	525,505
Buckeye Partners LP	3.95	12-1-2026	247,000	227,823
Cheniere Energy Partners LP	4.50	10-1-2029	875,000	807,360
Energy Transfer LP	4.95	5-15-2028	790,000	767,455
Enterprise Products Operating LLC	4.15	10-16-2028	420,000	401,156
Enterprise Products Operating LLC	5.35	1-31-2033	540,000	543,007
Florida Gas Transmission Co. LLC144A	4.35	7-15-2025	1,521,000	1,480,061
Gray Oak Pipeline LLC144A	2.60	10-15-2025	860,000	795,268
Gulfstream Natural Gas System LLC144A	6.19	11-1-2025	210,000	209,234
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	168,000
MPLX LP	4.13	3-1-2027	1,500,000	1,436,167
NuStar Logistics LP	6.00	6-1-2026	600,000	588,048
Plains All American Pipeline LP/PAA Finance Corp.	4.70	6-15-2044	600,000	468,970
Plains All American Pipeline LP/PAA Finance Corp.	4.90	2-15-2045	80,000	64,067
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	282,316
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	790,000	696,301
Western Midstream Operating LP	4.05	2-1-2030	1,100,000	981,206
Williams Cos., Inc.	4.65	8-15-2032	220,000	206,587
Williams Cos., Inc.	5.65	3-15-2033	130,000	130,724
				10,779,255
Financial: 9.39%
Banks: 6.15%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	1,400,000	1,252,705
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	170,000	136,266
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	540,000	423,051
Bank of America Corp. (U.S. SOFR+2.16%)±	5.02	7-22-2033	200,000	192,491
Bank of America Corp. (U.S. SOFR 3 Month+1.77%)±	3.71	4-24-2028	1,440,000	1,347,948
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	260,000	239,218
Bank of New York Mellon Corp. (U.S. SOFR+1.76%)±	4.60	7-26-2030	360,000	345,406
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of New York Mellon Corp. (U.S. SOFR+1.80%)±	5.80%	10-25-2028	$50,000	$50,574
Citigroup, Inc. (U.S. SOFR+0.77%)±	1.12	1-28-2027	330,000	295,748
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	450,000	357,099
Citigroup, Inc. (U.S. SOFR+1.28%)±	3.07	2-24-2028	340,000	312,107
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	240,000	198,000
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	160,000	152,092
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	370,000	305,561
Citigroup, Inc. (U.S. SOFR 3 Month+1.65%)±	3.67	7-24-2028	900,000	836,978
Fifth Third Bancorp (U.S. SOFR+1.66%)±	4.34	4-25-2033	260,000	229,691
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	490,000	458,649
Fifth Third Bancorp (U.S. SOFR+2.19%)±	6.36	10-27-2028	180,000	181,435
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	210,000	186,882
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	390,000	352,955
Goldman Sachs Group, Inc. (U.S. SOFR+1.85%)±	3.62	3-15-2028	720,000	673,215
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	570,000	537,028
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	210,000	194,466
Huntington National Bank	5.65	1-10-2030	250,000	243,263
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	390,000	324,022
JPMorgan Chase & Co. (U.S. SOFR+1.89%)±	2.18	6-1-2028	310,000	275,519
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	110,000	90,047
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	600,000	566,715
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.59%)±	4.45	12-5-2029	470,000	448,033
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	1,100,000	1,038,790
KeyBank NA	3.90	4-13-2029	420,000	345,107
KeyCorp	2.25	4-6-2027	690,000	593,597
KeyCorp (U.S. SOFR+2.06%)±	4.79	6-1-2033	410,000	353,786
Morgan Stanley (U.S. SOFR+0.86%)±	1.51	7-20-2027	300,000	266,350
Morgan Stanley (U.S. SOFR+1.00%)±	2.48	1-21-2028	740,000	667,567
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	480,000	470,798
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	90,000	89,472
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	360,000	341,028
National Securities Clearing Corp.144A	5.00	5-30-2028	280,000	278,251
PNC Bank NA	4.05	7-26-2028	1,000,000	925,519
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	270,000	255,743
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	260,000	264,124
Regions Financial Corp.	1.80	8-12-2028	540,000	447,727
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	770,000	631,622
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	90,000	83,720
State Street Corp. (U.S. SOFR+1.73%)±	4.16	8-4-2033	400,000	363,287
Truist Financial Corp. (U.S. SOFR+1.37%)±	4.12	6-6-2028	200,000	188,515
Truist Financial Corp. (U.S. SOFR+2.30%)±	6.12	10-28-2033	180,000	181,107
Truist Financial Corp. (U.S. SOFR 3 Month+0.98%)±	6.25	4-1-2027	400,000	366,864
U.S. Bancorp (U.S. SOFR+1.66%)±	4.55	7-22-2028	320,000	305,782
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	160,000	159,356
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	680,000	572,638
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	720,000	669,904
See accompanying notes to portfolio of investments
8 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39%	4-24-2034	$210,000	$204,542
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	590,000	555,153
				21,827,513
Diversified financial services: 0.49%
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	340,000	336,313
American Express Co. (U.S. SOFR+1.76%)±	4.42	8-3-2033	630,000	584,302
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	450,000	386,191
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	290,000	269,629
Charles Schwab Corp. (U.S. SOFR+2.21%)±	5.64	5-19-2029	160,000	159,677
				1,736,112
Insurance: 0.97%
Aon Corp./Aon Global Holdings PLC	2.85	5-28-2027	180,000	165,713
Guardian Life Global Funding144A	5.55	10-28-2027	580,000	584,379
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	510,000	414,621
Metropolitan Life Global Funding I144A	5.15	3-28-2033	200,000	195,549
New York Life Global Funding144A	4.90	6-13-2028	350,000	346,051
NLV Financial Corp.144A	7.50	8-15-2033	565,000	593,487
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	470,000	319,982
Pacific Life Global Funding II144A	5.50	7-18-2028	360,000	361,114
Pricoa Global Funding I144A	5.10	5-30-2028	470,000	471,291
				3,452,187
REITS: 1.78%
Alexandria Real Estate Equities, Inc.	3.95	1-15-2027	240,000	227,103
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	380,000	356,359
Boston Properties LP	2.75	10-1-2026	780,000	703,332
CubeSmart LP	2.25	12-15-2028	160,000	135,493
Digital Realty Trust LP	4.45	7-15-2028	510,000	482,341
Extra Space Storage LP	3.90	4-1-2029	400,000	366,313
Healthpeak OP LLC	2.13	12-1-2028	40,000	34,177
Healthpeak OP LLC	2.88	1-15-2031	190,000	158,886
Healthpeak OP LLC	3.50	7-15-2029	560,000	502,906
Host Hotels & Resorts LP	3.88	4-1-2024	265,000	261,714
Kimco Realty OP LLC	4.60	2-1-2033	130,000	119,479
Mid-America Apartments LP	4.20	6-15-2028	160,000	152,099
NNN REIT, Inc.	4.30	10-15-2028	370,000	347,148
NNN REIT, Inc.	5.60	10-15-2033	200,000	195,985
UDR, Inc.	3.20	1-15-2030	350,000	308,215
Ventas Realty LP	3.50	2-1-2025	150,000	144,275
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,405,263
Welltower OP LLC	2.05	1-15-2029	190,000	159,213
Welltower OP LLC	2.75	1-15-2032	320,000	258,719
				6,319,020
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 4.87%
Aerospace/defense: 0.88%
Boeing Co.	2.70%	2-1-2027	$840,000	$768,126
Boeing Co.	5.15	5-1-2030	155,000	152,494
Boeing Co.	5.71	5-1-2040	110,000	106,940
Hexcel Corp.	4.20	2-15-2027	602,000	562,459
L3Harris Technologies, Inc.	5.40	7-31-2033	380,000	380,639
Moog, Inc.144A	4.25	12-15-2027	700,000	637,003
Raytheon Technologies Corp.	2.25	7-1-2030	360,000	299,067
Raytheon Technologies Corp.	2.38	3-15-2032	250,000	201,173
				3,107,901
Building materials: 0.61%
Carrier Global Corp.	2.49	2-15-2027	780,000	708,582
CRH America Finance, Inc.144A	3.95	4-4-2028	210,000	198,647
Fortune Brands Innovations, Inc.	3.25	9-15-2029	460,000	405,683
Lennox International, Inc.	1.70	8-1-2027	530,000	463,770
Martin Marietta Materials, Inc. Series CB	2.50	3-15-2030	280,000	235,271
Masco Corp.	6.50	8-15-2032	150,000	152,934
				2,164,887
Electronics: 0.49%
Agilent Technologies, Inc.	2.75	9-15-2029	600,000	523,853
Amphenol Corp.	2.20	9-15-2031	480,000	388,084
Jabil, Inc.	3.95	1-12-2028	900,000	842,189
				1,754,126
Environmental control: 0.39%
Clean Harbors, Inc.144A	4.88	7-15-2027	325,000	310,539
Clean Harbors, Inc.144A	6.38	2-1-2031	180,000	178,998
Stericycle, Inc.144A	3.88	1-15-2029	1,010,000	879,388
				1,368,925
Hand/machine tools: 0.09%
Stanley Black & Decker, Inc.	3.00	5-15-2032	180,000	151,367
Stanley Black & Decker, Inc.	4.25	11-15-2028	190,000	180,364
				331,731
Machinery-construction & mining: 0.18%
Oshkosh Corp.	3.10	3-1-2030	490,000	431,158
Oshkosh Corp.	4.60	5-15-2028	200,000	195,487
				626,645
Machinery-diversified: 0.39%
GrafTech Finance, Inc.144A	4.63	12-15-2028	640,000	502,400
GrafTech Global Enterprises, Inc.144A	9.88	12-15-2028	280,000	273,000
Mueller Water Products, Inc.144A	4.00	6-15-2029	700,000	619,969
				1,395,369
See accompanying notes to portfolio of investments
10 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous manufacturing: 0.13%
Parker-Hannifin Corp.	4.50%	9-15-2029	$490,000	$473,674
Packaging & containers: 1.15%
Ball Corp.	3.13	9-15-2031	550,000	445,289
Clearwater Paper Corp.144A	4.75	8-15-2028	775,000	676,412
Graphic Packaging International LLC144A	3.50	3-15-2028	275,000	244,979
Graphic Packaging International LLC144A	3.50	3-1-2029	420,000	360,037
Packaging Corp. of America	3.00	12-15-2029	480,000	419,060
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	400,000	393,031
Silgan Holdings, Inc.	4.13	2-1-2028	400,000	366,476
WRKCo, Inc.	3.00	9-15-2024	680,000	658,329
WRKCo, Inc.	3.90	6-1-2028	560,000	519,611
				4,083,224
Transportation: 0.56%
FedEx Corp.	3.90	2-1-2035	280,000	243,731
FedEx Corp.	4.25	5-15-2030	660,000	626,408
Norfolk Southern Corp.	5.05	8-1-2030	190,000	188,121
Norfolk Southern Corp.	5.10	12-31-2049	760,000	637,227
Ryder System, Inc.	2.85	3-1-2027	300,000	276,174
				1,971,661
Technology: 1.51%
Computers: 0.25%
Hewlett Packard Enterprise Co.	4.90	10-15-2025	375,000	370,075
HP, Inc.	4.00	4-15-2029	270,000	251,983
Seagate HDD Cayman	3.13	7-15-2029	375,000	284,235
				906,293
Semiconductors: 0.31%
Microchip Technology, Inc.	4.25	9-1-2025	375,000	364,938
Micron Technology, Inc.	6.75	11-1-2029	285,000	296,587
ON Semiconductor Corp.144A	3.88	9-1-2028	175,000	155,781
TSMC Arizona Corp.	1.75	10-25-2026	300,000	270,277
				1,087,583
Software: 0.95%
Concentrix Corp.	6.60	8-2-2028	625,000	612,061
Fair Isaac Corp.144A	4.00	6-15-2028	430,000	393,213
Fidelity National Information Services, Inc.	4.70	7-15-2027	185,000	181,536
Fiserv, Inc.	5.45	3-2-2028	110,000	110,646
MSCI, Inc.144A	4.00	11-15-2029	515,000	463,312
Oracle Corp.	2.30	3-25-2028	970,000	853,579
Oracle Corp.	6.15	11-9-2029	160,000	166,551
Roper Technologies, Inc.	2.95	9-15-2029	470,000	415,666
Take-Two Interactive Software, Inc.	3.70	4-14-2027	180,000	170,571
				3,367,135
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 4.69%
Electric: 4.21%
American Transmission Systems, Inc.144A	2.65%	1-15-2032	$380,000	$311,195
Black Hills Corp.	4.35	5-1-2033	710,000	628,279
Commonwealth Edison Co. Series 133	3.85	3-15-2052	450,000	341,731
Connecticut Light & Power Co.	5.25	1-15-2053	130,000	126,967
Consumers Energy Co.	4.90	2-15-2029	760,000	754,645
Dominion Energy South Carolina, Inc. Series A	2.30	12-1-2031	450,000	361,408
DTE Electric Co.	5.40	4-1-2053	200,000	198,893
Duke Energy Carolinas LLC	3.55	3-15-2052	230,000	167,261
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	861,823
Duke Energy Progress LLC	2.00	8-15-2031	620,000	493,588
Evergy Kansas Central, Inc.	5.70	3-15-2053	180,000	179,873
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	350,000	289,788
Evergy Missouri West, Inc.144A	3.75	3-15-2032	330,000	283,837
Florida Power & Light Co.	4.63	5-15-2030	70,000	68,632
Florida Power & Light Co.	5.30	4-1-2053	200,000	198,182
Indianapolis Power & Light Co.144A	5.65	12-1-2032	360,000	361,882
ITC Holdings Corp.	3.65	6-15-2024	120,000	117,828
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	310,000	313,119
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	310,000	313,467
MidAmerican Energy Co.	5.80	10-15-2036	900,000	921,152
NextEra Energy Capital Holdings, Inc.	1.88	1-15-2027	230,000	205,564
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	6,000	5,745
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	275,000	255,259
Northern States Power Co.	4.50	6-1-2052	210,000	181,189
Northern States Power Co.	5.35	11-1-2039	1,580,000	1,546,855
PPL Electric Utilities Corp.	5.25	5-15-2053	220,000	213,666
Public Service Electric & Gas Co.	5.20	8-1-2033	220,000	222,055
Public Service Electric & Gas Co. Series D	5.70	12-1-2036	590,000	588,933
Puget Sound Energy, Inc.	5.45	6-1-2053	300,000	293,103
Rochester Gas & Electric Corp.144A	3.10	6-1-2027	1,000,000	919,687
San Diego Gas & Electric Co.	3.00	3-15-2032	490,000	417,242
Sigeco Securitization I LLC Series A2	5.17	5-15-2041	750,000	718,125
Southern California Edison Co. Series 2004-B	6.00	1-15-2034	188,000	194,390
Trans-Allegheny Interstate Line Co.144A	3.85	6-1-2025	200,000	193,117
Tucson Electric Power Co.	3.25	5-15-2032	420,000	360,569
Union Electric Co.	5.45	3-15-2053	330,000	324,333
WEC Energy Group, Inc.	2.20	12-15-2028	790,000	682,909
Wisconsin Power & Light Co.	3.95	9-1-2032	370,000	336,919
				14,953,210
Gas: 0.48%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.50	5-20-2025	300,000	294,423
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	8-20-2026	500,000	474,350
CenterPoint Energy Resources Corp.	1.75	10-1-2030	330,000	261,818
Sempra Global144A	3.25	1-15-2032	825,000	664,876
				1,695,467
Total corporate bonds and notes (Cost $152,432,296)				137,708,866
See accompanying notes to portfolio of investments
12 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 8.24%
Alabama: 0.24%
Miscellaneous revenue: 0.24%
Alabama Federal Aid Highway Finance Authority Series B	1.86%	9-1-2029	$1,000,000	$853,583
Arizona: 0.10%
Miscellaneous revenue: 0.10%
City of Yuma Excise Tax Revenue	2.10	7-15-2030	430,000	353,968
California: 1.25%
GO revenue: 1.14%
Campbell Union High School District	2.31	8-1-2035	660,000	499,641
Desert Community College District	2.78	8-1-2035	450,000	357,511
Oxnard Union High School District	1.87	8-1-2030	800,000	659,106
Palomar Community College District	2.32	8-1-2034	500,000	388,322
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	615,338
Solano County Community College District Series B	1.76	8-1-2030	950,000	772,657
State of California	5.13	3-1-2038	750,000	741,858
				4,034,433
Tax revenue: 0.11%
San Jose Redevelopment Agency Successor Agency Series T	3.38	8-1-2034	455,000	402,644
				4,437,077
Florida: 0.31%
Housing revenue: 0.06%
Florida Housing Finance Corp. Series 4 (GNMA Insured)	5.50	7-1-2054	225,000	223,138
Water & sewer revenue: 0.25%
Florida Water Pollution Control Financing Corp. Clean Water State Revolving Fund Series A	2.60	1-15-2030	1,000,000	882,487
				1,105,625
Georgia: 0.14%
GO revenue: 0.14%
Cherokee County Board of Education	5.87	8-1-2028	500,000	507,221
Hawaii: 0.42%
GO revenue: 0.42%
State of Hawaii Series FZ	1.60	8-1-2031	770,000	605,400
State of Hawaii Series GD	2.52	10-1-2035	1,110,000	863,728
				1,469,128
Idaho: 0.13%
Housing revenue: 0.13%
Idaho Housing & Finance Association Series D-1 (GNMA Insured)	6.50	7-1-2053	450,000	466,766
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 0.36%
Health revenue: 0.29%
Indiana Finance Authority Community Foundation of Northwest Indiana Obligated Group	3.63%	3-1-2039	$1,235,000	$1,037,837
Miscellaneous revenue: 0.07%
Indianapolis Local Public Improvement Bond Bank Series A-2	6.00	1-15-2040	235,000	250,123
				1,287,960
Louisiana: 0.18%
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	250,000	233,777
Tax revenue: 0.11%
State of Louisiana Gasoline & Fuels Tax Revenue Series A	2.80	5-1-2035	500,000	401,410
				635,187
Massachusetts: 0.27%
GO revenue: 0.11%
Commonwealth of Massachusetts Series D	2.66	9-1-2039	493,421	395,993
Miscellaneous revenue: 0.09%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series A	3.77	7-15-2029	350,000	333,566
Water & sewer revenue: 0.07%
Massachusetts Water Resources Authority Series C	2.49	8-1-2034	300,000	238,440
				967,999
Michigan: 0.43%
Education revenue: 0.21%
University of Michigan Series A	4.45	4-1-2122	885,000	731,085
Health revenue: 0.22%
Michigan Finance Authority Trinity Health Corp Obligated Group Series T	3.08	12-1-2034	930,000	785,876
				1,516,961
Minnesota: 0.11%
GO revenue: 0.11%
State of Minnesota Series F	1.32	8-1-2031	500,000	389,266
Mississippi: 0.30%
GO revenue: 0.30%
State of Mississippi Series E	2.49	10-1-2035	1,350,000	1,057,798
Nebraska: 0.17%
Education revenue: 0.17%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	750,000	598,913
See accompanying notes to portfolio of investments
14 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.12%
Miscellaneous revenue: 0.12%
Hudson County Improvement Authority (AGM Insured)	7.40%	12-1-2025	$420,000	$430,511
New York: 0.20%
GO revenue: 0.20%
State of New York Series B	2.65	2-15-2030	500,000	442,809
State of New York Series C	5.62	3-1-2040	250,000	260,191
				703,000
North Dakota: 0.16%
Housing revenue: 0.16%
North Dakota PFA	2.68	12-1-2035	750,000	581,034
Ohio: 0.23%
GO revenue: 0.06%
State of Ohio Series A	1.88	9-15-2034	300,000	224,127
Health revenue: 0.17%
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	725,000	590,399
				814,526
Oklahoma: 0.65%
Utilities revenue: 0.46%
Oklahoma Development Finance Authority Oklahoma Gas and Electric Co. Series A-2	4.85	2-1-2045	605,000	594,271
Oklahoma Development Finance Authority Public Service Co. of Oklahoma Series A-2	4.62	6-1-2044	1,085,000	1,042,248
				1,636,519
Water & sewer revenue: 0.19%
Oklahoma Water Resources Board (CERF Insured)	2.56	4-1-2031	770,000	662,706
				2,299,225
Oregon: 0.32%
GO revenue: 0.15%
State of Oregon Series A	5.90	8-1-2038	500,000	529,946
Tax revenue: 0.17%
State of Oregon Department of Transportation Series B	3.17	11-15-2038	750,000	604,421
				1,134,367
Pennsylvania: 0.18%
Education revenue: 0.18%
University of Pittsburgh-of the Commonwealth System of Higher Education Series A	3.65	9-15-2036	715,000	634,851
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 15

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 1.08%
Education revenue: 0.20%
Board of Regents of the University of Texas System Series D	5.13%	8-15-2042	$150,000	$149,685
Permanent University Fund - University of Texas System	5.26	7-1-2039	550,000	556,737
				706,422
GO revenue: 0.55%
County of Hidalgo Series C	4.04	8-15-2030	1,270,000	1,206,461
Stafford Municipal School District Series B	3.08	8-15-2041	750,000	571,976
State of Texas Series A	2.04	10-1-2032	225,000	181,680
				1,960,117
Housing revenue: 0.09%
Texas Department of Housing & Community Affairs Series C (GNMA Insured)%%	6.25	7-1-2053	300,000	306,683
Utilities revenue: 0.24%
Texas Natural Gas Securitization Finance Corp.	5.17	4-1-2041	875,000	871,877
				3,845,099
Vermont: 0.03%
Housing revenue: 0.03%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	95,301
Virginia: 0.14%
Education revenue: 0.12%
University of Virginia	6.20	9-1-2039	215,000	236,436
University of Virginia Series C	4.18	9-1-2117	265,000	204,817
				441,253
Housing revenue: 0.02%
Virginia Housing Development Authority Commonwealth Mortgage Bonds 2016-A Series A	3.10	6-25-2041	70,931	63,493
				504,746
Washington: 0.41%
GO revenue: 0.31%
County of King Series B	6.05	12-1-2030	350,000	372,207
King County Public Hospital District No. 2	2.70	12-1-2035	915,000	714,132
				1,086,339
Water & sewer revenue: 0.10%
County of King Sewer Revenue Series B	1.86	1-1-2033	450,000	350,713
				1,437,052
West Virginia: 0.11%
Tax revenue: 0.11%
County of Ohio Special District Excise Tax Revenue	8.25	3-1-2035	385,000	396,574
See accompanying notes to portfolio of investments
16 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 0.20%
GO revenue: 0.20%
State of Wisconsin Series 2	2.61%	5-1-2032	$240,000	$201,503
State of Wisconsin Series 4	2.10	5-1-2035	690,000	514,413
				715,916
Total municipal obligations (Cost $33,495,082)				29,239,654
Non-agency mortgage-backed securities: 7.53%
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A (U.S. SOFR 1 Month+1.18%)144A±	6.50	12-15-2037	945,000	940,220
COMM Mortgage Trust Series 2013-CR13 Class A4±±	4.19	11-10-2046	600,000	596,452
COMM Mortgage Trust Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,761,980
COMM Mortgage Trust Series 2014-CR21 Class A3	3.53	12-10-2047	2,448,191	2,375,930
COMM Mortgage Trust Series 2014-UBS5 Class ASB	3.55	9-10-2047	86,305	85,604
COMM Mortgage Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	600,007
DC Commercial Mortgage Trust Series 2023-DC Class A144A	6.31	9-10-2040	1,045,000	1,056,919
GS Mortgage Securities Corp. II Series 2023-SHIP Class A144A	4.47	9-10-2038	635,000	610,778
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,466,926
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014- C20 Class A5	3.80	7-15-2047	4,065,000	4,001,037
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022- ACB Class A (30 Day Average U.S. SOFR+1.40%)144A±	6.59	3-15-2039	855,000	844,536
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	341,296	337,027
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A4	3.49	1-15-2048	1,338,000	1,283,479
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	40,473	40,222
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,722,757
Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA±±	3.50	8-25-2057	2,557,480	2,391,561
Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D	4.00	10-25-2058	530,588	496,258
Seasoned Credit Risk Transfer Trust Series 2020-2 Class MT	2.00	11-25-2059	885,191	704,169
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	933,193	888,062
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	1,155,371	1,065,393
WFRBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	640,596	638,309
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	1,836,506
Total non-agency mortgage-backed securities (Cost $27,812,224)				26,744,132
U.S. Treasury securities: 8.75%
U.S. Treasury Bonds	1.38	11-15-2040	6,905,000	4,408,141
U.S. Treasury Bonds	1.88	2-15-2041	1,460,000	1,013,217
U.S. Treasury Bonds	1.88	2-15-2051	944,000	582,367
U.S. Treasury Bonds	2.00	8-15-2051	2,140,000	1,358,649
U.S. Treasury Bonds	2.25	2-15-2052	1,785,000	1,204,178
U.S. Treasury Bonds	2.38	2-15-2042	2,855,000	2,123,964
U.S. Treasury Bonds	2.38	11-15-2049	10,063,000	7,037,418
U.S. Treasury Bonds	2.38	5-15-2051	1,185,000	823,621
U.S. Treasury Bonds	2.88	5-15-2052	2,968,000	2,304,026
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 17

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	3.00%	8-15-2052	$789,000	$628,765
U.S. Treasury Bonds	3.63	2-15-2053	1,925,000	1,734,305
U.S. Treasury Bonds	3.63	5-15-2053	400,000	360,750
U.S. Treasury Bonds	3.88	2-15-2043	1,892,000	1,760,447
U.S. Treasury Bonds	3.88	5-15-2043	2,805,000	2,609,088
U.S. Treasury Bonds	4.00	11-15-2042	782,000	741,953
U.S. Treasury Notes	4.13	6-15-2026	1,445,000	1,428,292
U.S. Treasury Notes	4.50	7-15-2026	930,000	928,329
Total U.S. Treasury securities (Cost $42,079,538)				31,047,510
Yankee corporate bonds and notes: 6.29%
Basic materials: 0.76%
Chemicals: 0.27%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV144A	4.75	6-15-2027	670,000	630,479
Nutrien Ltd.	2.95	5-13-2030	180,000	155,183
Nutrien Ltd.	4.90	3-27-2028	190,000	185,670
				971,332
Mining: 0.49%
Anglo American Capital PLC144A	4.75	4-10-2027	1,000,000	969,759
South32 Treasury Ltd.144A	4.35	4-14-2032	900,000	777,330
				1,747,089
Consumer, non-cyclical: 0.38%
Commercial services: 0.13%
Experian Finance PLC144A	4.25	2-1-2029	510,000	484,012
Pharmaceuticals: 0.25%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	975,000	881,572
Energy: 0.20%
Oil & gas: 0.20%
Petroleos Mexicanos	2.29	2-15-2024	13,750	13,507
Petroleos Mexicanos	2.83	2-15-2024	28,750	28,309
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	656,407
				698,223
Financial: 3.94%
Banks: 3.94%
Bank of Montreal	5.20	2-1-2028	460,000	456,136
Bank of Montreal Series H	4.70	9-14-2027	110,000	107,271
Bank of Nova Scotia	1.30	9-15-2026	1,040,000	921,540
BNP Paribas SA144A	4.40	8-14-2028	520,000	491,528
BNP Paribas SA (U.S. SOFR 3 Month+1.37%)144A±	2.82	11-19-2025	820,000	786,832
BPCE SA144A	4.75	7-19-2027	420,000	405,943
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+0.73%)144A±	1.98	12-15-2027	1,060,000	935,544
See accompanying notes to portfolio of investments
18 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	1.34%	6-24-2026	$530,000	$488,353
Credit Suisse Group AG (3 Month LIBOR+1.41%)144A±	3.87	1-12-2029	1,500,000	1,378,967
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	270,000	214,867
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	1,500,000	1,416,122
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.75%)±	1.54	7-20-2027	1,050,000	936,063
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.83%)±	2.34	1-19-2028	300,000	269,170
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.97%)±	2.49	10-13-2032	260,000	208,357
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+2.13%)±	5.13	7-20-2033	250,000	242,699
Royal Bank of Canada	1.40	11-2-2026	830,000	735,342
Royal Bank of Canada	4.24	8-3-2027	200,000	192,492
Sumitomo Mitsui Financial Group, Inc.	1.47	7-8-2025	430,000	398,099
Sumitomo Mitsui Financial Group, Inc.	1.90	9-17-2028	660,000	554,920
Sumitomo Mitsui Financial Group, Inc.	2.17	1-14-2027	200,000	179,386
Toronto-Dominion Bank	1.25	9-10-2026	1,130,000	1,001,421
Toronto-Dominion Bank	3.20	3-10-2032	410,000	349,278
Toronto-Dominion Bank	4.46	6-8-2032	230,000	214,240
UBS Group AG144A	4.25	3-23-2028	750,000	701,681
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	157,555
UBS Group AG (1 Year Treasury Constant Maturity+2.40%)144A±	4.99	8-5-2033	250,000	232,980
				13,976,786
Industrial: 0.54%
Aerospace/defense: 0.17%
Embraer Netherlands Finance BV144A	7.00	7-28-2030	600,000	608,061
Building materials: 0.14%
Masonite International Corp.144A	5.38	2-1-2028	510,000	483,225
Electronics: 0.23%
Sensata Technologies BV144A	4.00	4-15-2029	935,000	821,225
Technology: 0.47%
Semiconductors: 0.23%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	870,000	697,032
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	110,000	104,485
				801,517
Software: 0.24%
Open Text Corp.144A	3.88	2-15-2028	350,000	311,472
Open Text Corp.144A	6.90	12-1-2027	550,000	557,169
				868,641
Total yankee corporate bonds and notes (Cost $24,668,263)				22,341,683
See accompanying notes to portfolio of investments
Allspring Managed Fixed Income Portfolio | 19

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.52%
Investment companies: 1.52%
Allspring Government Money Market Fund Select Class♠∞##		5.26%	5,396,838	$5,396,838
Total short-term investments (Cost $5,396,838)				5,396,838
Total investments in securities (Cost $397,426,109)	99.62%			353,654,877
Other assets and liabilities, net	0.38			1,347,592
Total net assets	100.00%			$355,002,469

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
CERF	Credit Enhancement Reserve Fund
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,167	$24,854,430	$(22,763,759)	$0	$0	$5,396,838	5,396,838	$51,684
See accompanying notes to portfolio of investments
20 | Allspring Managed Fixed Income Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$71,321,802	$0	$71,321,802
Asset-backed securities	0	29,854,392	0	29,854,392
Corporate bonds and notes	0	137,708,866	0	137,708,866
Municipal obligations	0	29,239,654	0	29,239,654
Non-agency mortgage-backed securities	0	26,744,132	0	26,744,132
U.S. Treasury securities	31,047,510	0	0	31,047,510
Yankee corporate bonds and notes	0	22,341,683	0	22,341,683
Short-term investments
Investment companies	5,396,838	0	0	5,396,838
Total assets	$36,444,348	$317,210,529	$0	$353,654,877
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Managed Fixed Income Portfolio | 21

Notes to portfolio of investments—August 31, 2023 (unaudited)
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
22 | Allspring Managed Fixed Income Portfolio